FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	5.05%
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 50,132	Rp 34,903
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	38,311	20,589
Credit risk | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	493	1,303
Credit risk | Contract assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	8,705	11,554
Credit risk | Other current financial assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	2,473	1,239
Credit risk | Other non-current financial assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 150	Rp 218